Related Party Disclosures - Summary of Compensation of Key Management Personnel (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	£ 1,184	£ 1,053	£ 647
Severance payments		150
Pension and other benefits	56	47	77
Share-based payments	11,230	731	726
Key management personnel compensation	£ 12,470	£ 1,981	£ 1,450